Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Medium-Term Notes, Series L, due 2029
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,910.00
Offering Note	1a. Calculated in accordance with Rule 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form S-3 (No. 333-294677) filed by Caterpillar Financial Services Corporation on March 27, 2026.